Cover	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41329
Entity Registrant Name	Allego N.V.
Entity Central Index Key	0001874474
Amendment Flag	false